SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property Plant and Equipment useful lives [Table Text Block]
Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Depreciable land improvements	5	-	20 years
Building and recreational facilities	20	-	40 years
Machinery and equipment	3	-	10 years
Leasehold improvements	1	-	40 years
Furniture and fixtures	3	-	10 years

Property and Equipment, Net
Property and Equipment, Net—Property and equipment is recorded at cost, including interest incurred during construction periods. We capitalize costs that both materially add value and appreciably extend the useful life of an asset. With respect to golf course improvements (included in land improvements), only costs associated with original construction, complete replacements, or the addition of new trees, sand traps, fairways or greens are capitalized. All other related costs are expensed as incurred. For building improvements, only costs that extend the useful life of the building are capitalized; repairs and maintenance are expensed as incurred. Internal use software development costs are capitalized and amortized on a straight-line basis over the expected benefit period. The unamortized balance of internal use software totaled $4.3 million and $4.5 million at December 31, 2013 and December 25, 2012, respectively. See Note 6.
Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Depreciable land improvements	5	-	20 years
Building and recreational facilities	20	-	40 years
Machinery and equipment	3	-	10 years
Leasehold improvements	1	-	40 years
Furniture and fixtures	3	-	10 years

Leasehold improvements are amortized over the shorter of the term of the respective leases or their useful life using the straight-line method.

Schedule of Changes in allowance for doubtful accouts

	2013	2012	2011
Beginning allowance	$2,626	$3,586	$3,594
Bad debt expense, excluding portion related to notes receivable	3,502	2,907	3,052
Write offs	(2,462)	(3,867)	(3,060)
Ending allowance	$3,666	$2,626	$3,586

Property, Plant and Equipment, Useful lives
Property and equipment, including capital lease assets, at cost consists of the following at December 31, 2013 and December 25, 2012:

	2013	2012
Land and non-depreciable land improvements	$530,212	$531,265
Depreciable land improvements	339,806	325,688
Buildings and recreational facilities	416,259	401,607
Machinery and equipment	181,619	164,005
Leasehold improvements	95,901	84,444
Furniture and fixtures	72,687	64,960
Construction in progress	3,513	2,912
	1,639,997	1,574,881
Accumulated depreciation	(405,094)	(351,342)
Total	$1,234,903	$1,223,539